EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2019
EARNINGS PER SHARE [Abstract]
Earnings Per Share Basic And Diluted
The following reflects the income and share data used in the calculations of basic and diluted earnings per share:

	2019	2018	2017
	US$000	US$000	US$000
Net loss attributable to members of the Parent Entity used in calculating basic and diluted earnings per share	(13,097)	(7,115)	(5,955)

	2019 Thousands of Shares	2018 Thousands of Shares	2017 Thousands of Shares
Weighted average number of Ordinary Shares used in calculating basic and diluted loss per share	456,480	326,101	213,376